Commitments and contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Lease term expiration date	Dec. 31, 2024
Rental expenses under operating leases	¥ 47,683	¥ 10,806	¥ 2,549